Related Party Transactions - Schedule of Major Related Parties Transaction (Details)	12 Months Ended
Dec. 31, 2024
Shengda Group [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Chief Technology Officer and Chief Operating Officer of the Company